Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

March 31, 2020

VIPEI-QTLY-0520
1.799856.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	2,921,486	$85,161,317
Verizon Communications, Inc.	1,796,259	96,512,996
		181,674,313
Entertainment - 1.9%
The Walt Disney Co.	794,166	76,716,436
Media - 1.1%
Comcast Corp. Class A	1,147,843	39,462,842
Interpublic Group of Companies, Inc.	388,935	6,296,858
		45,759,700
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. (a)	545,322	45,752,516

TOTAL COMMUNICATION SERVICES		349,902,965

CONSUMER DISCRETIONARY - 7.5%
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	477,800	79,004,230
Household Durables - 0.2%
Lennar Corp. Class A	159,100	6,077,620
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	127,200	3,878,328
Multiline Retail - 1.5%
Dollar General Corp.	233,543	35,267,328
Dollar Tree, Inc. (a)	339,688	24,956,877
		60,224,205
Specialty Retail - 3.8%
Burlington Stores, Inc. (a)	89,900	14,245,554
Lowe's Companies, Inc.	525,143	45,188,555
The Home Depot, Inc.	204,100	38,107,511
Tiffany & Co., Inc.	168,000	21,756,000
TJX Companies, Inc.	771,600	36,890,196
		156,187,816

TOTAL CONSUMER DISCRETIONARY		305,372,199

CONSUMER STAPLES - 14.9%
Beverages - 1.8%
Diageo PLC	452,200	14,339,047
Keurig Dr. Pepper, Inc.	251,600	6,106,332
Monster Beverage Corp. (a)	107,100	6,025,446
PepsiCo, Inc.	376,228	45,184,983
		71,655,808
Food & Staples Retailing - 5.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	433,839	10,219,401
BJ's Wholesale Club Holdings, Inc. (a)	1,531,238	39,000,632
Kroger Co.	1,406,986	42,378,418
Walmart, Inc.	1,113,623	126,529,845
		218,128,296
Food Products - 3.9%
Conagra Brands, Inc.	506,590	14,863,351
Hilton Food Group PLC	554,478	7,393,501
McCormick & Co., Inc. (non-vtg.)	176,242	24,887,133
Mondelez International, Inc.	936,763	46,913,091
Nestle SA (Reg. S)	302,549	30,971,274
The Hershey Co.	67,357	8,924,803
The J.M. Smucker Co.	214,900	23,853,900
		157,807,053
Household Products - 0.6%
Kimberly-Clark Corp.	176,600	22,581,842
Reynolds Consumer Products, Inc.	86,300	2,517,371
		25,099,213
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	62,600	9,974,684
Unilever NV	697,200	34,268,279
		44,242,963
Tobacco - 2.2%
Altria Group, Inc.	757,500	29,292,525
Philip Morris International, Inc.	827,923	60,405,262
		89,697,787

TOTAL CONSUMER STAPLES		606,631,120

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
BP PLC	2,308,453	9,466,837
Chevron Corp.	929,963	67,385,119
ConocoPhillips Co.	1,099,985	33,879,538
Enterprise Products Partners LP	986,409	14,105,649
Exxon Mobil Corp.	682,387	25,910,234
Imperial Oil Ltd.	430,935	4,871,865
Phillips 66 Co.	319,100	17,119,715
Suncor Energy, Inc.	951,700	15,188,788
Valero Energy Corp.	332,933	15,101,841
		203,029,586
FINANCIALS - 17.7%
Banks - 8.7%
Bank of America Corp.	4,014,916	85,236,667
Citigroup, Inc.	1,259,865	53,065,514
JPMorgan Chase & Co.	1,375,751	123,858,863
M&T Bank Corp.	213,500	22,082,305
Wells Fargo & Co.	2,494,101	71,580,699
		355,824,048
Capital Markets - 1.1%
KKR & Co. LP	882,372	20,709,271
Raymond James Financial, Inc.	88,800	5,612,160
The Blackstone Group LP	439,859	20,044,375
		46,365,806
Consumer Finance - 0.7%
Capital One Financial Corp.	530,597	26,752,701
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	812,403	148,531,640
Insurance - 3.6%
Chubb Ltd.	536,247	59,893,427
Marsh & McLennan Companies, Inc.	380,500	32,898,030
The Travelers Companies, Inc.	541,400	53,788,090
		146,579,547

TOTAL FINANCIALS		724,053,742

HEALTH CARE - 16.1%
Biotechnology - 2.0%
AbbVie, Inc.	193,874	14,771,260
Amgen, Inc.	322,771	65,435,365
		80,206,625
Health Care Equipment & Supplies - 2.1%
Becton, Dickinson & Co.	154,700	35,545,419
Danaher Corp.	369,270	51,110,661
		86,656,080
Health Care Providers & Services - 1.5%
Cigna Corp.	177,000	31,360,860
UnitedHealth Group, Inc.	124,500	31,047,810
		62,408,670
Pharmaceuticals - 10.5%
AstraZeneca PLC (United Kingdom)	717,012	63,884,965
Bristol-Myers Squibb Co.	1,154,400	64,346,256
Eli Lilly & Co.	241,000	33,431,520
Johnson & Johnson	1,169,373	153,339,877
Roche Holding AG (participation certificate)	229,642	73,885,482
Sanofi SA	478,081	41,389,823
		430,277,923

TOTAL HEALTH CARE		659,549,298

INDUSTRIALS - 6.7%
Aerospace & Defense - 2.7%
General Dynamics Corp.	241,100	31,899,941
Northrop Grumman Corp.	110,900	33,552,795
United Technologies Corp.	478,298	45,117,850
		110,570,586
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	151,927	11,788,836
Electrical Equipment - 0.5%
AMETEK, Inc.	285,005	20,526,060
Industrial Conglomerates - 2.3%
General Electric Co.	7,796,347	61,902,995
Roper Technologies, Inc.	99,739	31,099,618
		93,002,613
Machinery - 0.5%
Fortive Corp.	342,400	18,897,056
Professional Services - 0.4%
Clarivate Analytics PLC (a)	251,400	5,216,550
Equifax, Inc.	100,300	11,980,835
		17,197,385

TOTAL INDUSTRIALS		271,982,536

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,209,434	47,542,851
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	141,261	8,896,618
IT Services - 3.1%
Amdocs Ltd.	414,498	22,784,955
Black Knight, Inc. (a)	91,700	5,324,102
Fidelity National Information Services, Inc.	338,123	41,129,282
Fiserv, Inc. (a)	152,340	14,470,777
Paychex, Inc.	330,169	20,774,233
Visa, Inc. Class A	128,980	20,781,258
		125,264,607
Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductors NV	299,900	24,870,707
Qualcomm, Inc.	418,300	28,297,995
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	851,700	40,702,743
		93,871,445
Software - 1.9%
Microsoft Corp.	445,824	70,310,903
Open Text Corp.	245,800	8,595,053
		78,905,956
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	217,500	55,308,075

TOTAL INFORMATION TECHNOLOGY		409,789,552

MATERIALS - 0.5%
Chemicals - 0.3%
Linde PLC	60,200	10,414,600
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	173,829	10,089,035

TOTAL MATERIALS		20,503,635

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	215,400	46,903,350
Public Storage	123,200	24,468,752
		71,372,102
UTILITIES - 5.8%
Electric Utilities - 3.8%
Exelon Corp.	2,082,200	76,645,782
NextEra Energy, Inc.	261,971	63,035,462
NRG Energy, Inc.	661,900	18,043,394
		157,724,638
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Energy Corp.	1,011,600	16,145,136
Multi-Utilities - 1.6%
Ameren Corp.	400,500	29,168,415
CenterPoint Energy, Inc.	696,200	10,756,290
WEC Energy Group, Inc.	273,600	24,112,368
		64,037,073

TOTAL UTILITIES		237,906,847

TOTAL COMMON STOCKS
(Cost $3,556,287,490)		3,860,093,582

Nonconvertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Grifols SA Class B
(Cost $12,635,754)	537,658	10,620,536

Money Market Funds - 8.2%
Fidelity Cash Central Fund 0.29% (e)
(Cost $337,040,280)	336,964,147	337,065,237
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $3,905,963,524)		4,207,779,355
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(123,420,017)
NET ASSETS - 100%		$4,084,359,338

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,878,328 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$622,179
Fidelity Securities Lending Cash Central Fund	39,052
Total	$661,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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